Other assets (Tables)	12 Months Ended
Dec. 31, 2022
Miscellaneous assets [abstract]
Schedule of other assets
The detail of 'Other assets' is as follows:

EUR million
	2022	2021	2020
Transactions in transit	83	157	88
Net pension plan assets (note 25)	1,345	1,990	635
Prepayments and accrued income	3,003	2,610	2,806
Other (note 2.n)	5,536	3,683	7,362
	9,967	8,440	10,891